Share-Based Compensation - Summary of Performance Share Assumptions (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2016
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%